INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Summary of applicable income taxes

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Current income tax expense:
U.S. income taxes	$(1,462)	$5,364	$6,111	$32,484
State and local income taxes	2,638	2,435	1,662	3,492

Total current tax expense	1,176	7,799	7,773	35,976
Deferred income tax expense (benefit):
U.S. income taxes	30,997	4,261	(7,022)	852
State and local income taxes	136	(13,016)	(942)	63

Total deferred tax expense (benefit)	31,133	(8,755)	(7,964)	915

Applicable income tax expense (benefit)	$32,309	$(956)	$(191)	$36,891

Schedule of reconciliation of the U.S. income tax rate and the Company's effective tax rate

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Federal statutory tax rate	35.0%	35.0%	35.0%	35.0%
Effect of conversion to partnership	—	—	—	(5.2)
State taxes—net of federal benefit	4.1	3.3	6.2	3.2
Change in state and local tax rates	(1.3)	(23.1)	—	—
Non-controlling interest	(11.0)	(16.9)	(48.7)	—
Decrease in partnership basis	—	—	6.2	—
Other—net	0.3	(0.1)	—	—

Effective tax rate	27.1%	(1.8)%	(1.3)%	33.0%

Schedule of deferred income tax assets and liabilities

	2011	2010
Deferred tax assets
Net operating losses	$34,919	$42,414
Employee benefits	11	491
Other assets	213	382
Partnership basis	—	7,380
Other accruals and reserves	831	1,518

Deferred tax assets	35,974	52,185

Deferred tax liabilities
Property and equipment	(629)	(306)
Goodwill and intangible assets	(27,014)	(25,050)
Partnership basis	(7,136)	—

Deferred tax liability	(34,779)	(25,356)

Deferred tax asset—net	$1,195	$26,829